INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of loss before taxes
	Year ended December 31,
	2022	2021	2020

Domestic (Israel)	$34,096	$34,619	$30,010
Foreign	(460)	(416)	(312)

	$33,636	$34,203	$29,698

Schedule of deferred tax assets and liabilities

	December 31,
	2022	2021

Operating loss carryforward	$91,704	$86,068
Research and development	12,083	9,773
Accrued social benefits and other	3,123	2,801
Right of use assets	(415)	(520)
Lease liabilities	444	636
Property and equipment	2	2
Deferred tax asset before valuation allowance	106,941	98,760
Valuation allowance	(106,941)	(98,760)

Net deferred tax asset	$-	$-